UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

General Electric Company
3135 Easton Turnpike
Fairfield, CT 06828

13F File Number:  028-01502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert R. DeGennaro
Title:    Assistant Controller
Phone:    (203) 373-2535

Signature, Place, and Date of Signing:





Robert R. DeGennaro     Fairfield, CT  06828          July 29, 2010
-------------------     -------------  -----          --------------
   (Signature)          (City, State)  (Zip)              (Date)



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total:  5

Form 13F Information Table Value Total:  $39,740
                                         (thousands)

List of Other Included Managers:

No. Form 13F File Number  Name
--  --------------------  ----

001  028-05827             GE Asset Management

FROM 13F INFORMATION TABLE
COLUMN 1                       COLUMN 2        COLUMN 3    COLUMN 4         COLUMN 5      COLUMN 6    COLUMN 7      COLUMN 8
--------------------------     --------        ---------   --------    ------------------ ----------  -------- --------------------
                               TITLE OF                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT    OTHER  --VOTING AUTHORITY--
NAME OF ISSUER                 CLASS              CUSIP    (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS     SOLE SHARED NONE
ALTERRA CAPITAL HOLDINGS LIM   COM             G0229R108      4695     250000   SH        DEFINED        01      250000
CBOE HLDGS INC                 COM             12503M108     17135     526406   SH        DEFINED        01      526406
DOUGLAS DYNAMICS INC           COM             25960R105     16896    1469254   SH        DEFINED        01     1469254
MECHEL OAO                     SPON ADR PFD    583840509       643      92790   SH        DEFINED        01       92790
VIMPELCOM LTD                  SPONSORED ADR   92719A106       371      22900   SH        DEFINED        01       22900
